CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) / income	$ (156,148)	$ 3,268	$ (22,758)	$ 11,857
Items not involving cash:
Depreciation and amortization of– property and equipment and right-of-use assets	28,915	31,893	58,467	37,197
Interest expenses on lease obligation	1,747	905	2,379	474
Impairment on accounts receivable
Property and equipment written off and disposal
Inventories written off				16,922
Changes in operating assets and liabilities
Other receivables, prepayments and other current assets	20,393	6,079	(8,428)	1,654
Inventories		122	2,525	(1,997)
Accounts Payable	739	(154)	(152)	76
Commission payables	(6,663)	(4,117)	(4,942)	(2,486)
Accrued expense and other payables	(4,078)	(12,653)	(10,552)	(13,100)
Net cash generated by / (used in) operating activities	(115,095)	25,343	16,539	76,797
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of rights-of-use assets	(21,077)			(4,348)
Net cash used in investing activities	(15,698)			(4,348)
CASH FLOWS FROM FINANCING ACTIVITIES
Payment of principal portion of lease liabilities	(14,354)	(19,793)	(46,519)	(12,404)
Proceeds from / (Repayment to) related parties	120,840	(9,828)	22,055	(77,354)
Net cash provided by / (used in) financing activities	106,486	(29,621)	(24,464)	(89,758)
EFFECT OF EXCHANGE RATES ON CASH	(1,304)	(1,323)	(1,593)	424
NET CHANGE IN CASH AND CASH EQUIVALENTS	(25,611)	(5,601)	(9,518)	(16,885)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	37,033	46,551	46,551	63,436
CASH AND CASH EQUIVALENTS, END OF PERIOD	11,422	40,950	37,033	46,551
SUPPLEMENTAL OF CASH FLOW INFORMATION
Cash paid for interest expenses
Cash paid for income tax
Net cash (used in) / provided by operating activities	(115,095)	25,343	16,539	76,797
Disposal of rights-of-use assets	5,379
NET CHANGE IN CASH AND CASH EQUIVALENTS	$ (25,611)	$ (5,601)	$ (9,518)	$ (16,885)